OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2023
OTHER INCOME.
Schedule of other income

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Government subsidy	35,384,908	15,321,092	22,113,917	3,114,680
Others	6,526,681	36,745,626	8,587,934	1,209,585
	41,911,589	52,066,718	30,701,851	4,324,265